Performance Management - Allspring Taxable Fixed Income Funds - ETF Class - Short-Term High Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +5.48% Lowest Quarter: March 31, 2020 -5.86% Year-to-date total return as of September 30, 2026 is 1.73%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
ETF Class (before taxes)[1]	10/20/2026	6.77%	4.57%	4.37%
ETF Class (after taxes on distributions)	10/20/2026	4.23%	2.35%	2.53%
ETF Class (after taxes on distributions and the sale of Fund Shares)	10/20/2026	3.96%	2.52%	2.54%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses, or taxes)		7.22%	4.50%	4.99%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		7.58%	0.06%	2.44%
[1]
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Availability Website Address [Text]	www.allspringglobal.com
ETF Share Class
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for ETF Class as of 12/31 each year1
Year to Date Return, Label [Optional Text]	Year-to-date total return as of September 30, 2026 is 1.73%
Bar Chart, Year to Date Return	1.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	5.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	(5.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Institutional Class shares and is not adjusted to reflect ETF Class expenses. The Institutional Class annual returns are substantially similar to what the ETF Class annual returns would be because the Institutional Class and ETF Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.